EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING PERIOD

NOTE 38 — EVENTS AFTER THE REPORTING PERIOD

Founders Equity Compensation Plan

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Board approved the CEO compensation plan to provide an opportunity to earn back 20% shareholding in the Company based on achieving specific milestones on the path to a market capitalization for Genius Group of at least $1 Billion within ten years.

Genius Group Issuance of Shares

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Company issued

-	6,579,929 shares for the gross consideration of $3,715,519 under the At the Market (the “ATM”) offering approved by the SEC in August 2024.
-	500,000 shares to its CEO under the CEO purchase agreement for the consideration of $336,000 paid in cash.
-	48,703 shares for the asset purchase of XD Academy for the consideration of $40,000.

Bitcoin Treasury

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Company increased its Bitcoin purchases for its Bitcoin Treasury by an additional $12 million to 440 Bitcoin for $42 million, at an average price of $95,519 per Bitcoin. The Company has funded its Bitcoin purchases from its reserves, use of its ATM facility and $20.5 million in debt financing with crypto-backed loan by putting 397 Bitcoin in custody.

On February 14, 2025 order from the United States District Court for the Southern District (“TRO Order”), Genius is temporarily enjoined and restrained from issuing any additional shares of its stock (NYSE: GNS), and from purchasing shares of Bitcoin with funds from investors, funds raised from rights agreements, and funds raised from the purchase of additional shares. Due to the ongoing restrictions, between April 7, 2025 and April 8, 2025, the Company took a series of actions to lower the risk of being blocked further from conducting the normal operations of its business as per the wishes, consent and authorizations of its shareholders and Board:

1. The Company returned the custody of its Bitcoin from the United States, where it has been held as collateral for the Company’s Bitcoin loans, to Singapore where the Company is registered and headquartered.

2. The Company repaid all of its Bitcoin loans, making repayment in full of $20.9 million in order to release the Bitcoin from custody in the United States and transfer to Singapore. The Company is now debt free.

3. The Company dramatically reduced its Bitcoin holdings from 430 Bitcoin to 66 Bitcoin, for the period during which it remains blocked from raising funds or buying Bitcoin, with the possibility the Company may need to sell all of its Bitcoin in order to convince the court to extinguish the PI. The cash in its treasury is also being held in Singapore.

Litigation with LZG International Inc

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Company is prevented from selling any shares, or raising any funds, including through the use of its $150m ATM funding, and specifically from buying Bitcoin. This is based on Genius initiated arbitration procedures to terminate its Asset Purchase Agreement (APA) with Fatbrain AI (LZGI), and on December 17, 2024 both parties agreed to a preliminary injunction on the Company’s shares related to the APA. Genius has filed multiple letters and motions to the court explaining that the TRO and PI did not maintain the status quo pending arbitration, that they were based on false statements designed to defraud the court, and the intent of the filing of the TRO and PI was to extort further money from Genius. As of the date of signing this financial statement, the PI has remained in effect. The Company has subsequently filed an appeal with the Second Circuit, and a hearing has been granted and scheduled for early May.

RICO lawsuit against Michael Moe and Peter Ritz

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Company filed a lawsuit against Peter Ritz and Michael Moe as the controlling officers and directors of LZGI International, Inc (“LZG”) under the Racketeer Influenced and Corrupt Organizations Act (RICO), in the United States District Court, Southern District of Florida on March 31, 2025, seeking over $450 million in damages caused by the defendants to Genius Group.

Legal Action for alleged naked short selling and spoofing of the Company’s shares

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Company has received an update on the lawsuit led by Christian Attar related to alleged naked short selling and spoofing of Genius Group’s shares, with alleged damages previously calculated at between $251 million and $263 million. Wes Christian of Christian Attar has reported to the Company that they anticipate calculations on updated damages will be completed and the complaint is anticipated to be filed in May 2025.

Liquidation of E-Squared Education

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Company has received the order from the South African court approving the liquidation requested by the Company. The Company received the provisional liquidation order in March 2025 and this was subsequently approved by the Court on the April 15, 2025.

Constitution Changes

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Company received Shareholders approval for adopting the revised constitution to issue two additional class of shares, including Class C Ordinary shares and preference shares. Further to the approval, the Board of Director of the Company approved conversion of 3,000,000 shares issued to Roger James Hamilton from Ordinary shares to Class C Ordinary shares. Class C Ordinary shares provide 10 votes per share but are not registered for resale on NYSE American.

Proposed Share Buyback

Subsequent to December 31, 2024 and prior to the issuance of these financial statements, the Company received Shareholders approval for the proposed share buyback for up to 20% of the issued share capital. The timing of the buyback will be at the discretion of the management.

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, and it did not identify any subsequent events except disclosed above that would have material financial impact or that required adjustment of the Group’s consolidated financial statements.